Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com
Amy C. Fitzsimmons Partner Afitzsimmons@stradley.com (215) 564-8711

February 22, 2022

CONFIDENTIAL SUBMISSION

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Confidential Submission of Franklin Templeton Holding Trust’s Amended Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Franklin Templeton Holdings Trust (the “Trust”), and its series, Franklin Responsibly Sourced Gold ETF (the “Fund”), we hereby confidentially submit Amendment No. 4 to the draft Registration Statement on Form S-1 (the “Registration Statement”) for the Trust pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act of 2012 for confidential non-public review by the Staff of the U.S. Securities and Exchange Commission prior to the public filing of the Registration Statement.

Please direct questions or comments relating to this filing to me at the phone number listed above or, in my absence, to J. Stephen Feinour, Esq. at (215) 564-8521.

Very truly yours,

/s/ Amy C. Fitzsimmons
Amy C. Fitzsimmons, Esq.

CC: Navid J. Tofigh
        Julie Sterner Patel
        J. Stephen Feinour, Jr.

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